MERRILL LYNCH
                                                         RETIREMENT
                                                         RESERVES
                                                         MONEY FUND

                                                         Merrill Lynch
                                                         Retirement Series Trust

                                [GRAPHIC OMITTED]

                                                STRATEGIC
                                                         Performance

                                                         Annual Report
                                                         October 31, 1999

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

DEAR SHAREHOLDER

For the year ended October 31, 1999, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 4.84%* and 4.63%,* respectively. The Fund's Class I and Class II Shares had 7-day yields as of October 31, 1999 of 5.13% and 4.93%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at October 31, 1999 was 72 days, compared to 78 days at April 30, 1999.

The Environment

During the six months ended October 31, 1999, the US economy enjoyed continued strong growth while inflation and labor costs pressures remained contained. The US financial markets exhibited volatility. In June, the broad US stock market averages reached record highs. However, stock prices declined for the next three months. By late October, the stock market began to rebound, gaining some momentum by the end of the period.

The US bond market showed signs of volatility over the period as well. Fixed-income investors had reacted poorly to evidence of incipient inflationary pressures and the prospect of higher interest rates in the early part of the period. However, a significant rally ensued in September driven by a slowdown in average hourly earnings and extremely benign inflation reports. By the end of October, interest rates were off their highs.

After the Federal Reserve Board raised short-term interest rates for the second time in August, investor psychology was mixed as to whether there would be an increase for the third time this year. The central bank announced its move to tighten 25 basis points (0.25%) on November 16, 1999, essentially putting short-term interest rates back to where they were before the three-quarter-point cuts that were made last fall. Investors seem confident that there will not be any additional moves before the advent of the Year 2000.

For the six-months ended October 31, 1999, the Fund's portfolio held a shorter average life, commensurate with a rising interest rate environment. Our primary focus was in one-month - three-month money market instruments while modestly increasing our holdings in floating rate securities -- a hedge against rising interest rates. Issuers, looking to avoid Year 2000 liquidity needs, offered the Fund selective opportunities in one-year securities (fixed and floating rate) as markets became oversold.

The Fund's portfolio composition at the end of the October period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                       10/31/99         4/30/99
--------------------------------------------------------------------------------
Bank Notes .....................................           7.6%            9.0%
Certificates of Deposit ........................           2.2             0.8
Certificates of Deposit -- European ............           1.3             1.0
Certificates of Deposit -- Yankee ..............          10.6            11.9
Commercial Paper ...............................          46.7            50.2
Corporate Notes ................................          13.6            13.0
Funding Agreements .............................           1.1             0.9
Master Notes ...................................           0.2             1.0
Promissory Notes ...............................           0.8              --
Repurchase Agreements ..........................           1.6              --
Time Deposits ..................................            --             0.1
US Government, Agency &
  Instrumentality Obligations --
  Discount .....................................           1.0             1.8
US Government, Agency &
  Instrumentality Obligations --
  Non-Discount .................................          13.8            13.4
Liabilities in Excess of Other Assets ..........          (0.5)           (3.1)
                                                         -----           -----
Total ..........................................         100.0%          100.0%
                                                         =====           =====
--------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ John Ng

John Ng
Vice President and Portfolio Manager

December 7, 1999

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                                               Face                 Interest                Maturity                 Value
Issue                                         Amount                  Rate*                   Date                 (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
Bank Notes -- 7.6%
---------------------------------------------------------------------------------------------------------------------------
American Express                             $ 25,000                 5.45+%                 4/25/00             $   25,000
Centurion Bank                                 50,000                 5.45+                  4/27/00                 50,000
                                               75,000                 5.45+                  5/05/00                 75,000
---------------------------------------------------------------------------------------------------------------------------
Bank One, IL, NA                               50,000                 6.087+                10/06/00                 49,979
---------------------------------------------------------------------------------------------------------------------------
Comerica Bank                                 100,000                 5.409+                11/23/99                 99,997
---------------------------------------------------------------------------------------------------------------------------
FCC National Bank                              22,000                 5.40+                  3/23/00                 21,996
---------------------------------------------------------------------------------------------------------------------------
First USA Bank, NA                             25,000                 6.08                  10/10/00                 24,943
---------------------------------------------------------------------------------------------------------------------------
First Union                                    50,000                 5.473+                11/16/99                 50,002
National Bank                                  50,000                 5.30                   3/01/00                 49,869
                                               75,000                 5.573+                 8/31/00                 74,934
---------------------------------------------------------------------------------------------------------------------------
Fleet National Bank                           100,000                 5.29+                  7/31/00                 99,835
---------------------------------------------------------------------------------------------------------------------------
Harris Trust &                                 50,000                 5.41+                  4/06/00                 49,991
Savings
---------------------------------------------------------------------------------------------------------------------------
KeyBank NA                                    150,000                 5.608+                 3/20/00                150,000
---------------------------------------------------------------------------------------------------------------------------
LaSalle National                               25,000                 5.11                   4/24/00                 24,912
Bank
---------------------------------------------------------------------------------------------------------------------------
Morgan Guaranty                                37,500                 5.40+                  5/10/00                 37,490
Trust Company of
New York
---------------------------------------------------------------------------------------------------------------------------
National City Bank --                          50,000                 5.388+                 3/29/00                 49,987
Ohio
---------------------------------------------------------------------------------------------------------------------------
NationsBank NA                                200,000                 5.42+                  3/16/00                199,978
---------------------------------------------------------------------------------------------------------------------------
U.S. Bank, NA                                  30,000                 5.61                   6/26/00                 29,932
---------------------------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost -- $1,164,378)...............................................................              1,163,845
---------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- 2.2%
---------------------------------------------------------------------------------------------------------------------------
Chase Manhattan                                75,000                 5.18                   3/15/00                 74,700
Bank USA, NA
---------------------------------------------------------------------------------------------------------------------------
First Union                                    50,000                 5.80                   7/03/00                 49,854
National Bank                                  61,000                 5.50+                  7/19/00                 60,942
                                               44,000                 5.563+                 8/29/00                 43,812
---------------------------------------------------------------------------------------------------------------------------
Morgan Guaranty                               100,000                 6.08                   3/21/00                100,009
Trust Company of
New York
---------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost -- $329,981)....................................................                329,317
---------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- European -- 1.3%
---------------------------------------------------------------------------------------------------------------------------
Abbey National                                 72,000                 5.43+                 11/01/99                 72,000
Treasury Services
PLC, London
---------------------------------------------------------------------------------------------------------------------------
Bank Brussels                                  25,000                 5.45                  12/23/99                 24,999
Lambert, London
---------------------------------------------------------------------------------------------------------------------------
Svenska                                        50,000                 5.44                  12/29/99                 49,935
Handelsbanken                                  50,000                 5.45                  12/29/99                 49,937
AB, London
---------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit -- European
(Cost -- $197,002)..................................................................................                196,871
---------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- Yankee -- 10.6%
---------------------------------------------------------------------------------------------------------------------------
Bank Austria                                   50,000                 5.12 %                 4/07/00                 49,741
AG, NY                                         25,000                 5.20+                  5/08/00                 24,858
---------------------------------------------------------------------------------------------------------------------------
Bank of Scotland                               25,000                 5.70+                  6/28/00                 24,903
Treasury Services
PLC, NY
---------------------------------------------------------------------------------------------------------------------------
Banque Nationale                               25,000                 5.445+                12/30/99                 24,959
de Paris, Chicago
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank                                 100,000                 5.39+                  3/15/00                 99,977
PLC, NY                                        50,000                 5.39+                  5/12/00                 49,984
---------------------------------------------------------------------------------------------------------------------------
Bayerische Hypo-                              100,000                 5.15                   3/23/00                 99,523
und -Vereinsbank                               50,000                 5.15                   4/28/00                 49,719
AG, NY
---------------------------------------------------------------------------------------------------------------------------
Canadian                                       25,000                 5.27                   3/03/00                 24,905
Imperial Bank of
Commerce, NY
---------------------------------------------------------------------------------------------------------------------------
Commerzbank                                   100,000                 5.085                  2/17/00                 99,605
AG, NY                                        100,000                 5.16                   4/07/00                 99,499
---------------------------------------------------------------------------------------------------------------------------
Credit Agricole                                20,000                 5.16                   4/03/00                 19,901
Indosuez, NY
---------------------------------------------------------------------------------------------------------------------------
Credit Communal                                50,000                 5.96                  10/02/00                 49,838
de Belgique, NY
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse                                  50,000                 5.47+                  6/07/00                 49,948
First Boston, NY                               50,000                 5.47+                  6/12/00                 49,947
---------------------------------------------------------------------------------------------------------------------------
Deutsche Bank                                  50,000                 5.405+                 4/10/00                 49,990
AG, NY
---------------------------------------------------------------------------------------------------------------------------
Norddeutsche                                   25,000                 5.20                   5/08/00                 24,858
Landesbank
Girozentrale, NY
---------------------------------------------------------------------------------------------------------------------------
Rabobank                                       25,000                 5.32                   3/03/00                 24,909
Nederland NV, NY
---------------------------------------------------------------------------------------------------------------------------
Societe Generale,                             100,000                 5.18                   2/28/00                 99,600
NY                                             25,000                 5.22                   2/28/00                 24,903
                                               50,000                 5.29                   3/03/00                 49,813
                                               50,000                 5.13                   4/07/00                 49,743
                                               75,000                 6.064+                 4/14/00                 74,930
---------------------------------------------------------------------------------------------------------------------------
Svenska                                        50,000                 5.195                  2/28/00                 49,803
Handelsbanken
AB, NY
---------------------------------------------------------------------------------------------------------------------------
Toronto -- Dominion                            30,000                 5.15                   4/20/00                 29,838
Bank, NY
---------------------------------------------------------------------------------------------------------------------------
UBS AG, Stamford                               25,000                 5.20                   2/29/00                 24,901
                                               75,000                 5.25                   3/10/00                 74,697
                                               25,000                 5.29                   5/18/00                 24,863
---------------------------------------------------------------------------------------------------------------------------
Westdeutsche                                  200,000                 5.34+                 11/24/99                200,000
Landesbank
Girozentrale, NY
---------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit -- Yankee
(Cost -- $1,624,626)................................................................................              1,620,155
---------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                                               Face                 Interest                Maturity                 Value
Issue                                         Amount                  Rate*                   Date                 (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
Commercial Paper -- 46.7%
---------------------------------------------------------------------------------------------------------------------------
AT&T Corporation                             $125,000                 6.134+%                7/13/00             $  124,805
                                               75,000                 5.473+                 8/07/00                 75,000
---------------------------------------------------------------------------------------------------------------------------
Aegon Funding Corp.                            40,000                 5.39                   2/14/00                 39,287
---------------------------------------------------------------------------------------------------------------------------
Alpine Securitization                          38,976                 5.36                  11/18/99                 38,860
Corporation                                   117,739                 5.37                  11/23/99                117,300
                                               68,285                 5.42                  11/29/99                 67,966
                                               50,000                 6.15                   1/18/00                 49,331
---------------------------------------------------------------------------------------------------------------------------
American Express                               22,000                 5.28                  11/01/99                 21,990
Credit Corporation
---------------------------------------------------------------------------------------------------------------------------
Amsterdam Funding                               5,000                 5.35                  11/15/99                  4,987
Corporation                                    25,000                 5.38                  11/18/99                 24,925
                                               10,000                 5.37                  11/22/99                  9,964
                                               10,000                 5.37                  12/03/99                  9,948
                                               50,000                 5.78                   2/04/00                 49,191
---------------------------------------------------------------------------------------------------------------------------
Apreco, Inc.                                   40,000                 5.36                  11/01/99                 39,982
                                               20,000                 5.40                  11/17/99                 19,943
                                               20,000                 5.38                  11/29/99                 19,907
---------------------------------------------------------------------------------------------------------------------------
Asset Securitization                           62,000                 5.518+                 3/13/00                 62,000
Cooperative Corp.
---------------------------------------------------------------------------------------------------------------------------
Associates First                               50,000                 5.72                   3/01/00                 48,979
Capital Corp.                                  50,000                 5.72                   3/02/00                 48,971
                                               50,000                 5.72                   3/03/00                 48,963
---------------------------------------------------------------------------------------------------------------------------
BILLS Securitization                          100,000                 5.38                  11/02/99                 99,940
Ltd.
---------------------------------------------------------------------------------------------------------------------------
Banco Bozano,                                  35,000                 5.95                   4/17/00                 34,019
Simonsen S.A., Grand
Cayman Branch
---------------------------------------------------------------------------------------------------------------------------
Banco De Galicia Y                             25,000                 5.40                  11/23/99                 24,906
Buenos Aires SA
---------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp.                              75,000                 5.40                   1/28/00                 73,872
---------------------------------------------------------------------------------------------------------------------------
CXC Incorporated                               25,000                 5.35                  12/01/99                 24,877
                                               75,000                 5.78                   2/11/00                 73,700
                                               25,000                 5.77                   2/25/00                 24,510
                                               50,000                 5.77                   2/29/00                 48,987
---------------------------------------------------------------------------------------------------------------------------
Caisse des Depots                             100,000                 5.32                  11/01/99                 99,956
et Consignations
---------------------------------------------------------------------------------------------------------------------------
Cargill Global                                 15,000                 5.40                   1/28/00                 14,774
Funding PLC
---------------------------------------------------------------------------------------------------------------------------
Centric Capital Corp.                          49,722                 5.37                  11/15/99                 49,596
                                               52,496                 5.33                  11/24/99                 52,293
                                               27,800                 5.36                  11/26/99                 27,684
                                               14,982                 5.36                  11/29/99                 14,913
                                               50,000                 5.40                  12/01/99                 49,753
                                               45,000                 5.40                  12/03/99                 44,764
                                               35,000                 5.39                  12/17/99                 34,747
---------------------------------------------------------------------------------------------------------------------------
China Merchants                                50,000                 6.05                   2/24/00                 49,028
(Cayman 3) Inc.
---------------------------------------------------------------------------------------------------------------------------
Ciesco L.P.                                    30,000                 5.39                  11/17/99                 29,915
---------------------------------------------------------------------------------------------------------------------------
Citicorp                                       50,000                 5.78                   2/10/00                 49,142
---------------------------------------------------------------------------------------------------------------------------
Clipper Receivables                            25,000                 5.38                  11/16/99                 24,933
Corp.
---------------------------------------------------------------------------------------------------------------------------
Corporate Asset                                89,000                 5.35                  11/02/99                 88,947
Funding Co. Inc.                               25,000                 5.25                  11/03/99                 24,982
                                               60,900                 5.35                  12/07/99                 60,547
                                               50,000                 5.75                   2/25/00                 49,020
---------------------------------------------------------------------------------------------------------------------------
Corporate                                     100,000                 5.37                  11/10/99                 99,821
Receivables Corp.                              30,000                 5.40                  11/16/99                 29,919
                                               50,000                 5.35                  11/19/99                 49,844
                                               50,000                 5.35                  11/22/99                 49,822
                                              100,000                 5.37                  12/06/99                 99,433
---------------------------------------------------------------------------------------------------------------------------
Countrywide Home                               65,000                 5.37                  11/18/99                 64,806
Loans, Inc.
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse                                  50,000                 5.41                   2/02/00                 49,207
First Boston Inc.
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse                                  25,000                 5.95                   3/08/00                 24,461
First Boston
International
(Guernsey)
Limited
---------------------------------------------------------------------------------------------------------------------------
Daimler Chrysler                               25,000                 5.40                  11/08/99                 24,963
North America                                  50,000                 5.37                  11/17/99                 49,858
Holdings Corp.                                100,000                 5.99                   2/08/00                 98,316
                                               50,000                 5.86                   2/24/00                 49,028
                                               75,000                 5.75                   3/02/00                 73,456
                                               32,000                 5.75                   3/03/00                 31,336
---------------------------------------------------------------------------------------------------------------------------
Delaware Funding                               60,126                 5.30                  11/05/99                 60,064
Corp.                                          15,027                 5.30                  11/08/99                 15,005
                                               30,000                 5.33                  11/18/99                 29,911
                                              172,174                 5.34                  11/22/99                171,561
                                               40,684                 5.40                  12/16/99                 40,395
---------------------------------------------------------------------------------------------------------------------------
Den Norske Bank                                25,000                 5.36                  12/20/99                 24,807
ASA
---------------------------------------------------------------------------------------------------------------------------
Diageo Capital PLC                             50,000                 5.75                   2/02/00                 49,207
---------------------------------------------------------------------------------------------------------------------------
Edison Asset                                   23,860                 5.35                  11/19/99                 23,786
Securitization, LLC                            53,000                 5.75                   2/23/00                 51,978
                                               46,240                 5.83                   2/24/00                 45,341
                                               30,000                 5.75                   2/25/00                 29,412
                                               69,072                 5.75                   2/28/00                 67,684
                                               21,165                 5.85                   2/29/00                 20,736
                                               19,180                 5.80                   3/20/00                 18,729
---------------------------------------------------------------------------------------------------------------------------
Enterprise Funding                             40,131                 5.35                  11/19/99                 40,006
Corp.                                         130,684                 5.37                  11/22/99                130,216
                                               22,554                 5.35                  11/29/99                 22,450
---------------------------------------------------------------------------------------------------------------------------
Eureka                                         30,000                 5.80                   2/09/00                 29,490
Securitization Inc.                            50,000                 5.78                   2/11/00                 49,134
---------------------------------------------------------------------------------------------------------------------------
Finova Capital Corp.                           18,500                 5.37                  11/08/99                 18,472
                                               29,000                 5.40                  11/24/99                 28,887
                                               14,500                 5.42                  12/17/99                 14,393
                                               13,000                 5.97                   3/10/00                 12,716
---------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                                               Face                 Interest                Maturity                 Value
Issue                                         Amount                  Rate*                   Date                 (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
Commercial Paper (continued)
---------------------------------------------------------------------------------------------------------------------------
Fleet Funding Corp.                          $ 75,000                 5.37 %                11/10/99             $   74,865
---------------------------------------------------------------------------------------------------------------------------
Formosa Plastics                               20,000                 5.97                   3/17/00                 19,540
Corporation, USA                               10,000                 5.90                   4/06/00                  9,738
Series B                                       10,000                 5.90                   4/19/00                  9,717
                                               25,000                 5.84                   4/20/00                 24,288
---------------------------------------------------------------------------------------------------------------------------
Fortis Funding, LLC                            15,000                 5.883                  3/29/00                 14,626
---------------------------------------------------------------------------------------------------------------------------
GE Capital                                     50,000                 5.90                   3/15/00                 48,865
International                                  50,000                 5.90                   3/16/00                 48,857
Funding, Inc.
---------------------------------------------------------------------------------------------------------------------------
GTE Corporation                                75,000                 5.40                  11/16/99                 74,798
---------------------------------------------------------------------------------------------------------------------------
General Electric                               95,000                 5.89                   2/25/00                 93,137
Capital Corp.                                  75,000                 5.72                   3/09/00                 73,371
                                               75,000                 5.88                   4/06/00                 73,032
---------------------------------------------------------------------------------------------------------------------------
General Motors                                 57,000                 5.25                  11/02/99                 56,967
Acceptance Corp.                               75,000                 5.42                   2/17/00                 73,627
                                               70,000                 5.77                   2/18/00                 68,707
                                              125,000                 5.72                   3/10/00                122,265
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                                  75,000                 5.73                   2/29/00                 73,481
Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
Grand Funding Corp.                            50,000                 5.33                  11/02/99                 49,970
                                               15,600                 5.36                  11/04/99                 15,586
                                               50,000                 6.13                   1/07/00                 49,421
---------------------------------------------------------------------------------------------------------------------------
Greenwich Funding                              29,198                 5.35                  11/04/99                 29,172
Corp.                                         138,139                 6.00                   2/07/00                135,835
                                               25,775                 5.79                   4/03/00                 25,111
---------------------------------------------------------------------------------------------------------------------------
International                                  15,561                 5.77                   1/27/00                 15,329
Securitization Corp.
---------------------------------------------------------------------------------------------------------------------------
InterPeru Funding                              30,000                 5.79                   3/31/00                 29,242
Limited                                        20,000                 5.90                   4/05/00                 19,478
---------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding                             20,367                 5.35                  11/05/99                 20,346
Corp.                                          50,000                 5.38                  11/08/99                 49,925
                                                9,553                 5.40                  11/23/99                  9,517
                                               50,000                 5.78                   2/15/00                 49,101
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers                                40,000                 5.90                   2/15/00                 39,281
Holdings Inc.
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley,                               125,000                 5.51+                  1/28/00                125,000
Dean Witter & Co.
---------------------------------------------------------------------------------------------------------------------------
New Center Asset                              150,000                 5.77                   2/15/00                147,303
Trust                                          50,000                 5.91                   2/18/00                 49,076
---------------------------------------------------------------------------------------------------------------------------
Old Line Funding                               38,545                 5.37                  11/01/99                 38,528
Corp.                                          19,787                 5.32                  11/04/99                 19,769
                                               25,886                 5.35                  11/12/99                 25,832
                                               47,682                 5.40                  12/01/99                 47,446
                                               60,100                 5.36                  12/02/99                 59,796
                                                8,000                 6.00                   2/10/00                  7,863
---------------------------------------------------------------------------------------------------------------------------
Park Avenue                                    64,809                 5.38                  11/15/99                 64,644
Receivables Corp.                              57,134                 5.38                  11/19/99                 56,955
                                               28,000                 5.508+                 2/11/00                 27,998
---------------------------------------------------------------------------------------------------------------------------
Salomon, Smith                                 75,000                 5.77                   2/11/00                 73,700
Barney Holdings,                               25,000                 5.73                   2/22/00                 24,522
Inc.                                           50,000                 5.75                   3/07/00                 48,930
                                               50,000                 5.79                   3/10/00                 48,906
---------------------------------------------------------------------------------------------------------------------------
Tulip Funding Corp.                            66,735                 6.00                   2/07/00                 65,622
                                                8,265                 5.86                   2/11/00                  8,122
                                               25,000                 5.78                   2/14/00                 24,554
---------------------------------------------------------------------------------------------------------------------------
United Mexican                                 75,000                 5.80                   3/17/00                 73,274
States
---------------------------------------------------------------------------------------------------------------------------
Variable Funding                               82,000                 5.33                  11/17/99                 81,769
Capital Corp.                                  18,000                 5.35                  11/26/99                 17,925
                                              200,000                 5.559+                 2/01/00                200,000
---------------------------------------------------------------------------------------------------------------------------
WCP Funding Inc.                               25,000                 5.38                  11/09/99                 24,959
                                               25,000                 5.38                  12/02/99                 24,873
---------------------------------------------------------------------------------------------------------------------------
Windmill Funding                               75,000                 5.30                  11/05/99                 74,923
Corp.                                          69,000                 5.35                  11/29/99                 68,682
                                               20,000                 5.40                  12/02/99                 19,898
                                               30,000                 5.45                   1/24/00                 29,569
                                               55,830                 5.80                   2/09/00                 54,881
                                              100,000                 5.80                   2/10/00                 98,283
---------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost -- $7,113,170).........................................................              7,111,551
---------------------------------------------------------------------------------------------------------------------------
Corporate Notes -- 13.6%
---------------------------------------------------------------------------------------------------------------------------
Abbey National                                 31,000                 5.91+                  8/09/00                 30,882
Treasury Services
PLC
---------------------------------------------------------------------------------------------------------------------------
American Honda                                 50,000                 5.53+                  8/02/00                 49,993
Finance Corp.
---------------------------------------------------------------------------------------------------------------------------
The CIT Group                                 100,000                 5.39+                  3/27/00                 99,976
Holdings, Inc.                                 73,000                 5.405+                 5/30/00                 72,977
                                               50,000                 5.448+                 6/29/00                 49,983
                                               50,000                 5.50+                  8/14/00                 49,939
---------------------------------------------------------------------------------------------------------------------------
Citicorp                                       50,000                 5.43+                  8/02/00                 50,000
---------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit                              70,000                 5.45+                  5/05/00                 70,000
Company                                       150,000                 5.45+                  5/23/00                150,000
                                               28,000                 5.759+                 6/08/00                 28,050
                                              150,000                 5.499+                10/02/00                149,698
---------------------------------------------------------------------------------------------------------------------------
General Electric                               45,000                 6.126+                 4/12/00                 44,983
Capital Corp.                                  31,000                 5.293+                 5/03/00                 30,998
                                               29,400                 5.39+                  5/12/00                 29,391
                                              100,000                 5.433+                 5/26/00                 99,941
---------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                                               Face                 Interest                Maturity                 Value
Issue                                         Amount                  Rate*                   Date                 (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
Corporate Notes (concluded)
---------------------------------------------------------------------------------------------------------------------------
General Motors                               $ 25,000                 6.138+%                1/20/00             $   24,995
Acceptance Corp.                               79,000                 5.323+                 2/03/00                 78,987
                                               25,000                 5.37+                  3/02/00                 24,992
                                               25,000                 5.431+                 6/12/00                 24,950
                                               21,000                 6.80+                  7/03/00                 21,118
                                               25,000                 5.75+                  7/28/00                 24,960
                                               75,000                 6.114+                10/06/00                 74,884
                                               48,500                 5.653+                12/01/00                 48,451
                                               33,000                 5.526+                 2/27/01                 32,881
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                                  30,000                 6.00                   8/07/00                 29,896
Group, Inc.                                    27,000                 5.39+                 11/13/00                 27,000
---------------------------------------------------------------------------------------------------------------------------
Household Finance                              25,000                 5.553+                 3/09/00                 24,977
Corp.                                          50,000                 5.46+                  3/13/00                 50,003
                                               25,000                 6.254+                11/01/00                 25,000
---------------------------------------------------------------------------------------------------------------------------
LINCS, Series 1998-2                           50,000                 5.426+                 3/01/00                 50,000
---------------------------------------------------------------------------------------------------------------------------
Restructured Asset                             48,000                 5.458+                 8/11/00                 48,000
Securities with
Enhanced Returns,
Series 1998-MM-12-3
Trust
---------------------------------------------------------------------------------------------------------------------------
Restructured Asset                             69,600                 5.509+                 1/21/00                 69,600
Securities with
Enhanced Returns,
Series 1998-MM-7-1
Trust
---------------------------------------------------------------------------------------------------------------------------
SMM Trust 1999-H                              175,000                 5.594+                 9/25/00                175,000
---------------------------------------------------------------------------------------------------------------------------
Structured Asset                               40,000                 6.184+                10/04/00                 40,000
Vehicle Securities
Trust, Series 99-1
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                              20,000                 5.389+                 4/26/00                 19,960
---------------------------------------------------------------------------------------------------------------------------
Xerox Capital                                  75,000                 6.131+                 7/19/00                 74,898
(Europe) PLC
---------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                    20,000                 5.635                  7/14/00                 19,959
                                               15,000                 5.70                   7/26/00                 14,986
---------------------------------------------------------------------------------------------------------------------------
Xerox Credit Corp.                             46,000                 5.37+                  4/06/00                 45,984
---------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost -- $2,079,264)..........................................................              2,078,292
---------------------------------------------------------------------------------------------------------------------------
Funding Agreements -- 1.1%
---------------------------------------------------------------------------------------------------------------------------
Hartford Life                                  50,000                 5.43+                 11/30/99                 50,000
Insurance
Company
---------------------------------------------------------------------------------------------------------------------------
Jackson National                               50,000                 5.42+                  5/01/00                 50,000
Life Insurance Co.
---------------------------------------------------------------------------------------------------------------------------
John Hancock                                   22,000                 5.44+                 12/13/99                 22,000
Mutual Life
Insurance Co.
---------------------------------------------------------------------------------------------------------------------------
Principal Life                                 20,000                 5.506+                 8/16/00                 20,000
Insurance Co.
---------------------------------------------------------------------------------------------------------------------------
The Travelers                                  20,000                 5.43+                  2/01/00                 20,000
Insurance Company
---------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost -- $162,000).........................................................                162,000
---------------------------------------------------------------------------------------------------------------------------
Master Notes -- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                                  25,000                 5.40+                 11/18/99                 25,000
Group, L.P.
---------------------------------------------------------------------------------------------------------------------------
Total Master Notes (Cost -- $25,000)................................................................                 25,000
---------------------------------------------------------------------------------------------------------------------------
Promissory Notes -- 0.8%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                                 125,000                 5.476+                 7/07/00                125,000
Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
Total Promissory Notes (Cost -- $125,000)...........................................................                125,000
---------------------------------------------------------------------------------------------------------------------------
US Government Agency & Instrumentality Obligations --
Discount -- 1.0%
---------------------------------------------------------------------------------------------------------------------------
Federal Home                                  150,000                 5.10                  12/23/99                148,869
Loan Mortgage
Corporation
---------------------------------------------------------------------------------------------------------------------------
Total US Government Agency & Instrumentality
Obligations -- Discount (Cost -- $148,831)..........................................................                148,869
---------------------------------------------------------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations --
Non-Discount -- 13.8%
---------------------------------------------------------------------------------------------------------------------------
Federal Home                                   50,000                 5.29+                 11/09/99                 49,999
Loan Banks                                     81,500                 5.29+                 11/12/99                 81,498
                                                5,095                 5.83                  12/24/99                  5,096
                                              177,000                 4.935                  1/19/00                176,699
                                               60,000                 4.875                  1/21/00                 59,888
                                               35,000                 5.655+                 4/24/00                 34,965
                                               40,000                 5.655+                 4/24/00                 39,992
                                               60,000                 5.458+                 4/28/00                 59,988
                                              100,000                 5.605+                 7/14/00                 99,825
                                                6,500                 4.905                 11/20/00                  6,425
                                               13,050                 5.33                   3/20/01                 12,913
---------------------------------------------------------------------------------------------------------------------------
Federal Home                                  125,000                 5.645+                 7/14/00                124,956
Loan Mortgage                                  30,000                 5.05                  11/17/00                 29,700
Corporation                                    25,000                 5.13                  11/24/00                 24,763
                                               52,000                 5.18                  11/24/00                 51,485
                                               17,525                 5.25                   1/19/01                 17,356
                                               40,000                 5.15                   1/26/01                 39,550
                                               20,000                 5.18                   2/09/01                 19,774
                                               20,000                 5.53                   3/09/01                 19,839
---------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                                               Face                 Interest                Maturity                 Value
Issue                                         Amount                  Rate*                   Date                 (Note 1a)
---------------------------------------------------------------------------------------------------------------------------
US Government, Agency & Instrumentality Obligations --
Non-Discount  (continued)
---------------------------------------------------------------------------------------------------------------------------
Federal National                             $ 50,000                 5.675+%                7/21/00             $   49,982
Mortgage                                       50,000                 5.666+                 8/02/00                 49,962
Association                                    50,620                 4.89                  10/13/00                 50,105
                                               50,000                 5.07                  12/14/00                 49,469
                                               23,500                 5.21                   1/26/01                 23,257
                                               20,000                 5.48                   5/03/01                 19,801
                                               24,000                 6.00                   6/21/01                 23,898
                                               10,000                 6.00                   7/17/01                  9,953
---------------------------------------------------------------------------------------------------------------------------
Student Loan                                  200,000                 5.20+                 12/03/99                199,988
Marketing                                      50,000                 5.545+                 1/12/00                 49,986
Association                                    46,000                 5.59+                  2/04/00                 45,997
                                               50,000                 5.795+                 2/14/00                 49,990
                                              125,000                 5.794+                 9/29/00                124,965
                                              125,000                 5.795+                 9/29/00                124,978
                                              150,000                 5.79+                 10/02/00                149,925
                                               50,000                 4.75                  12/11/00                 49,305
                                                7,415                 5.46                   3/30/01                  7,347
---------------------------------------------------------------------------------------------------------------------------
US Treasury Notes                              25,000                 4.625                 11/30/00                 24,734
                                               30,000                 4.625                 12/31/00                 29,644
                                               10,000                 5.00                   4/30/01                  9,894
---------------------------------------------------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations -- Non-Discount (Cost -- $2,103,802)....................................................              2,097,891
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements** -- 1.6%
---------------------------------------------------------------------------------------------------------------------------
$248,907      SG Cowen Securities Corporation,
              purchased on 10/29/1999 to yield
              5.30% on 11/01/1999                                                                                   248,907
---------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost -- $248,907)......................................................                248,907
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $15,321,961) -- 100.5%...................................................             15,307,698

Liabilities in Excess of Other Assets -- (0.5%).....................................................                (77,938)
                                                                                                                -----------
Net Assets -- 100.0%................................................................................            $15,229,760
                                                                                                                ===========
---------------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at October 31, 1999.

** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.

+     Floating rate note.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of October 31, 1999

Assets:                       Investments, at value (identified cost -- $15,321,961,249*)
                              (Note 1a).................................................                            $15,307,697,807
                              Cash......................................................                                    101,210
                              Receivables:
                                 Interest...............................................       $   85,766,319
                                 Beneficial interest sold...............................            1,634,523            87,400,842
                                                                                               --------------
                              Prepaid registration fees and other assets (Note 1e)......                                    575,827
                                                                                                                    ---------------
                              Total assets..............................................                             15,395,775,686
                                                                                                                    ---------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:                  Payables:
                                 Beneficial interest redeemed...........................          157,210,655
                                 Investment adviser (Note 2)............................            5,125,028
                                 Distributor (Note 2)...................................              212,600
                                 Dividends to shareholders (Note 1f)....................                3,110           162,551,393
                                                                                               --------------
                              Accrued expenses and other liabilities....................                                  3,464,615
                                                                                                                    ---------------
                              Total liabilities.........................................                                166,016,008
                                                                                                                    ---------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:                   Net assets................................................                            $15,229,759,678
                                                                                                                    ===============
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                    Class I shares of beneficial interest, $.10 par
Consist of:                   value, unlimited number of shares authorized..............                            $ 1,387,827,155
                              Class II shares of beneficial interest, $.10 par value,
                              unlimited number of shares authorized.....................                                136,575,157
                              Paid-in capital in excess of par..........................                             13,719,620,808
                              Unrealized depreciation on investments -- net.............                                (14,263,442)
                                                                                                                    ---------------
                              Net assets................................................                            $15,229,759,678
                                                                                                                    ===============
------------------------------------------------------------------------------------------------------------------------------------
Net Asset                     Class I -- Based on net assets of $13,865,024,958
and Value:                    13,878,271,547 shares outstanding.........................                            $          1.00
                                                                                                                    ===============
                              Class II -- Based on net assets of $1,364,734,720 and
                              1,365,751,573 shares outstanding..........................                            $          1.00
                                                                                                                    ===============
------------------------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of October 31, 1999, net unrealized depreciation for Federal income tax purposes amounted to $14,263,442, of which $177,452 related to appreciated securities and $14,440,894 related to depreciated securities.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

Statement of Operations

                                                                                                                  For the Year Ended
                                                                                                                    October 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
Investment Income             Interest and amortization of premium and discount
(Note 1d):                    earned....................................................                             $  775,791,307
------------------------------------------------------------------------------------------------------------------------------------
Expenses:                     Investment advisory fees (Note 2).........................       $   51,735,739
                              Transfer agent fees -- Class I (Note 2)...................           17,034,063
                              Registration fees (Note 1e)...............................            2,428,386
                              Distribution fees -- Class II (Note 2)....................            1,741,307
                              Transfer agent fees -- Class II (Note 2)..................            1,085,406
                              Custodian fees............................................              591,347
                              Printing and shareholder reports..........................              522,673
                              Accounting services (Note 2)..............................              489,344
                              Professional fees.........................................              202,894
                              Trustees' fees and expenses...............................               79,441
                              Interest expense..........................................               77,251
                              Other.....................................................              120,116
                              Total expenses............................................       --------------            76,107,967
                                                                                                                     --------------
                              Investment income -- net..................................                                699,683,340
                                                                                                                     --------------
------------------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-            Realized loss on investments -- net.......................                                   (134,258)
ized Loss on                  Change in unrealized appreciation/depreciation on
Investments -- Net            investments -- net........................................                                (18,651,934)
(Note 1d):                                                                                                           --------------
                              Net Increase in Net Assets Resulting from Operations......                             $  680,897,148
                                                                                                                     ==============
------------------------------------------------------------------------------------------------------------------------------------

         See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

Statements of Changes in Net Assets

                                                                                                           For the
                                                                                                          Year Ended
                                                                                                          October 31,
                                                                                           -----------------------------------------
Increase (Decrease) in Net Assets:                                                                 1999                    1998
------------------------------------------------------------------------------------------------------------------------------------
Operations:            Investment income -- net......................................      $   699,683,340       $   615,417,170
                       Realized gain (loss) on investments -- net....................             (134,258)            1,292,223
                       Change in unrealized appreciation/depreciation on investments
                       -- net........................................................          (18,651,934)            3,920,495
                                                                                           ---------------       ---------------
                       Net increase in net assets resulting from operations..........          680,897,148           620,629,888
                                                                                           ---------------       ---------------
------------------------------------------------------------------------------------------------------------------------------------
Dividends &            Investment income -- net:
Distributions to          Class I....................................................         (659,925,475)         (615,358,911)
Shareholders              Class II*..................................................          (39,623,607)              (58,259)
(Note 1f):             Realized gain on investments -- net:
                          Class I....................................................                   --            (1,292,074)
                          Class II*..................................................                   --                  (149)
                                                                                           ---------------       ---------------
                       Net decrease in net assets resulting from dividends and
                       distributions to shareholders.................................         (699,549,082)         (616,709,393)
                                                                                           ---------------       ---------------
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest    Net increase in net assets derived from
Transactions           beneficial interest transactions..............................        1,274,305,349         3,279,840,626
(Note 3):                                                                                  ---------------       ---------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:            Total increase in net assets..................................        1,255,653,415         3,283,761,121
                       Beginning of year.............................................       13,974,106,263        10,690,345,142
                                                                                           ---------------       ---------------
                       End of year...................................................      $15,229,759,678       $13,974,106,263
                                                                                           ===============       ===============
------------------------------------------------------------------------------------------------------------------------------------

*     Class II Shares commenced operations on October 5, 1998.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

Financial Highlights

                                                                                                     Class I
The following per share data and ratios have been derived    -----------------------------------------------------------------------
from information provided in the financial statements.                                   For the Year Ended October 31,
                                                             -----------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                          1999           1998          1997           1996          1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year ...    $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
Operating                                                    -----------    -----------    -----------    ----------    ----------
Performance:       Investment income -- net .............          .0474          .0517          .0512         .0509         .0540
                   Realized and unrealized gain (loss) on
                   investments -- net ...................         (.0012)         .0004          .0001        (.0002)        .0015
                                                             -----------    -----------    -----------    ----------    ----------
                   Total from investment operations .....          .0462          .0521          .0513         .0507         .0555
                                                             -----------    -----------    -----------    ----------    ----------
                   Less dividends and distributions:
                      Investment income -- net ..........         (.0474)        (.0517)        (.0512)       (.0509)       (.0540)
                      Realized gain on investments -- net             --         (.0001)        (.0001)       (.0001)       (.0002)
                                                             -----------    -----------    -----------    ----------    ----------
                   Total dividends and distributions ....         (.0474)        (.0518)        (.0513)       (.0510)       (.0542)
                                                             -----------    -----------    -----------    ----------    ----------
                   Net asset value, end of year .........    $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
                                                             ===========    ===========    ===========    ==========    ==========
                   Total investment return ..............           4.84%          5.31%          5.35%         5.19%         5.55%
                                                             ===========    ===========    ===========    ==========    ==========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average  Expenses .............................            .50%           .55%           .54%          .56%          .59%
Net Assets:                                                  ===========    ===========    ===========    ==========    ==========
                   Investment income and realized gain
                   on investments -- net ................           4.75%          5.19%          5.13%         5.07%         5.43%
                                                             ===========    ===========    ===========    ==========    ==========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands)    $13,865,025    $13,917,721    $10,690,345    $9,340,229    $8,648,907
Data:                                                        ===========    ===========    ===========    ==========    ==========
------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                               Class II
                                                                                     ----------------------------
                                                                                      For the         For the
The following per share data and ratios have been derived                              Year            Period
from information provided in the financial statements.                                 Ended        Oct. 5, 1998+
                                                                                      Oct. 31,       to Oct. 31,
Increase (Decrease) in Net Asset Value:                                                 1999            1998
-----------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .....................      $     1.00        $  1.00
Operating                                                                            ----------        -------
Performance:         Investment income -- net .................................           .0454          .0037
                     Realized and unrealized gain (loss) on investments -- net           (.0019)         .0010
                                                                                     ----------        -------
                     Total from investment operations .........................           .0435          .0047
                                                                                     ----------        -------
                     Less dividends and distributions:
                        Investment income -- net ..............................          (.0454)        (.0037)
                        Realized gain on investments -- net ...................              --             --++
                                                                                     ----------        -------
                     Total dividends and distributions ........................          (.0454)        (.0037)
                                                                                     ----------        -------
                     Net asset value, end of period ...........................      $     1.00        $  1.00
                                                                                     ==========        =======
                     Total investment return ..................................            4.63%          5.16%*
                                                                                     ==========        =======
-----------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .................................................             .71%           .72%*
Net Assets:                                                                          ==========        =======
                     Investment income and realized gain on investments -- net             4.54%          4.69%*
                                                                                     ==========        =======
-----------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .................      $1,364,735        $56,385
Data:                                                                                ==========        =======
-----------------------------------------------------------------------------------------------------------------

*     Annualized.

+     Commencement of operations.

++    Amount is less than $.0001 per share.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") acts as passive custodian. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers two classes of shares. Class I and Class II have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund invests in US Government and Agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion;
 .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion; and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of
 .20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, PFD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net increase in net assets derived from beneficial interest transactions was $1,274,305,349 and $3,279,840,626 for the years ended October 31, 1999 and
October 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 1999                      Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ...................          43,972,818,950        $ 43,972,818,950
Shares issued to share-
holders in reinvestment
of dividends ..................             659,870,375             659,870,375
                                        ---------------        ----------------
Total issued ..................          44,632,689,325          44,632,689,325
Shares redeemed ...............         (44,667,735,705)        (44,667,735,705)
                                        ---------------        ----------------
Net decrease ..................             (35,046,380)       $    (35,046,380)
                                        ===============        ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 1998                      Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ...................          42,739,661,096        $ 42,739,661,096
Shares issued to share-
holders in reinvestment
of dividends and
distributions .................             616,611,073             616,611,073
                                        ---------------        ----------------
Total issued ..................          43,356,272,169          43,356,272,169
Shares redeemed ...............         (40,132,831,388)        (40,132,831,388)
                                        ---------------        ----------------
Net increase ..................           3,223,440,781        $  3,223,440,781
                                        ===============        ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Year                                        Dollar
Ended October 31, 1999                      Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ...................           7,590,795,757         $ 7,590,795,757
Shares issued to share-
holders in reinvestment
of dividends ..................              39,614,823              39,614,823
                                        ---------------        ----------------
Total issued ..................           7,630,410,580           7,630,410,580
Shares redeemed ...............          (6,321,058,851)         (6,321,058,851)
                                        ---------------        ----------------
Net increase ..................           1,309,351,729         $ 1,309,351,729
                                        ===============        ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the
Period October 5, 1998+                                             Dollar
to October 31, 1998                         Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ...................              85,369,645            $ 85,369,645
Shares issued to share-
holders in reinvestment
of dividends and
distributions .................                  58,435                  58,435
                                        ---------------        ----------------
Total issued ..................              85,428,080              85,428,080
Shares redeemed ...............             (29,028,235)            (29,028,235)
                                        ---------------        ----------------
Net increase ..................              56,399,845            $ 56,399,845
                                        ===============        ================
--------------------------------------------------------------------------------

+ Prior to October 5, 1998 (commencement of operations), the Fund issued 10,000 shares to MLAM for $10,000.

4. Capital Loss Carryforward:

At October 31, 1999, the Fund had a net capital loss carryforward of approximately $325,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
December 10, 1999


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Merrill Lynch Retirement Reserves Money Fund                    October 31, 1999

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Joe Grills, Trustee
Walter Mintz, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Arthur Zeikel, Trustee
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
John Ng, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210


15
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This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Retirement Reserves
Money Fund
Box 9011
Princeton, New Jersey
08543-9011                                                         #10262--10/99

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